Mortgage Banking Activities (Tables)	12 Months Ended
Dec. 31, 2018
Mortgage Banking Activities [Abstract]
Analysis of Changes in Fair Value MSRs
Table 10.1 presents the changes in MSRs measured using the fair value method.

Table 10.1: Analysis of Changes in Fair Value MSRs

	Year ended December 31,
(in millions)	2018	2017	2016
Fair value, beginning of year	$13,625	12,959	12,415
Purchases	—	541	—
Servicing from securitizations or asset transfers (1)	2,010	2,263	2,204
Sales and other (2)	(71)	(23)	(65)
Net additions	1,939	2,781	2,139
Changes in fair value:
Due to changes in valuation model inputs or assumptions:
Mortgage interest rates (3)	1,337	(103)	543
Servicing and foreclosure costs (4)	818	96	106
Discount rates (5)	(830)	13	—
Prepayment estimates and other (6)	(365)	(132)	(84)
Net changes in valuation model inputs or assumptions	960	(126)	565
Changes due to collection/realization of expected cash flows over time	(1,875)	(1,989)	(2,160)
Total changes in fair value	(915)	(2,115)	(1,595)
Fair value, end of year	$14,649	13,625	12,959

(1)	Includes impacts associated with exercising our right to repurchase delinquent loans from GNMA loan securitization pools.

(2)
Includes sales and transfers of MSRs, which can result in an increase of total reported MSRs if the sales or transfers are related to nonperforming loan portfolios or portfolios with servicing liabilities.

(3)	Includes prepayment speed changes as well as other valuation changes due to changes in mortgage interest rates (such as changes in estimated interest earned on custodial deposit balances).

(4)
Includes costs to service and unreimbursed foreclosure costs. The amount for the year ended December 31, 2018, reflects updated information obtained regarding market participants’ views of servicing and foreclosure costs.

(5)
Reflects discount rate assumption change, excluding portion attributable to changes in mortgage interest rates. The amount for the year ended December 31, 2018, reflects updated information obtained regarding market participants’ views of discount rates.

(6)
Represents changes driven by other valuation model inputs or assumptions including prepayment speed estimation changes and other assumption updates. Prepayment speed estimation changes are influenced by observed changes in borrower behavior and other external factors that occur independent of interest rate changes.

Analysis of Changes in Amortized MSRs
Table 10.2 presents the changes in amortized MSRs.

Table 10.2: Analysis of Changes in Amortized MSRs

	Year ended December 31,
(in millions)	2018	2017	2016
Balance, beginning of year	$1,424	1,406	1,308
Purchases	127	115	97
Servicing from securitizations or asset transfers	158	166	270
Amortization	(266)	(263)	(269)
Balance, end of year (1)	$1,443	1,424	1,406
Fair value of amortized MSRs:
Beginning of year	$2,025	1,956	1,680
End of year	2,288	2,025	1,956

(1)
Commercial amortized MSRs are evaluated for impairment purposes by the following risk strata: agency (GSEs) for multi-family properties and non-agency. There was no valuation allowance recorded for the periods presented on the commercial amortized MSRs.

Managed Servicing Portfolio
We present the components of our managed servicing portfolio in Table 10.3 at unpaid principal balance for loans serviced and subserviced for others and at book value for owned loans serviced.

Table 10.3: Managed Servicing Portfolio

(in billions)	Dec 31, 2018	Dec 31, 2017
Residential mortgage servicing:
Serviced for others	$1,164	1,209
Owned loans serviced	334	342
Subserviced for others	4	3
Total residential servicing	1,502	1,554
Commercial mortgage servicing:
Serviced for others	543	495
Owned loans serviced	121	127
Subserviced for others	9	9
Total commercial servicing	673	631
Total managed servicing portfolio	$2,175	2,185
Total serviced for others	$1,707	1,704
Ratio of MSRs to related loans serviced for others	0.94%	0.88

Mortgage Banking Noninterest Income
Table 10.4 presents the components of mortgage banking noninterest income.

Table 10.4: Mortgage Banking Noninterest Income

		Year ended December 31,
(in millions)		2018	2017	2016
Servicing income, net:
Servicing fees:
Contractually specified servicing fees		$3,613	3,603	3,778
Late charges		162	172	180
Ancillary fees		182	199	229
Unreimbursed direct servicing costs (1)		(331)	(582)	(819)
Net servicing fees		3,626	3,392	3,368
Changes in fair value of MSRs carried at fair value:
Due to changes in valuation model inputs or assumptions (2)	(A)	960	(126)	565
Changes due to collection/realization of expected cash flows over time		(1,875)	(1,989)	(2,160)
Total changes in fair value of MSRs carried at fair value		(915)	(2,115)	(1,595)
Amortization		(266)	(263)	(269)
Net derivative gains (losses) from economic hedges (3)	(B)	(1,072)	413	261
Total servicing income, net		1,373	1,427	1,765
Net gains on mortgage loan origination/sales activities		1,644	2,923	4,331
Total mortgage banking noninterest income		$3,017	4,350	6,096
Market-related valuation changes to MSRs, net of hedge results (2)(3)	(A)+(B)	$(112)	287	826

(1)	Includes costs associated with foreclosures, unreimbursed interest advances to investors, and other interest costs.

(2)	Refer to the analysis of changes in fair value MSRs presented in Table 10.1 in this Note for more detail.

(3)	Represents results from economic hedges used to hedge the risk of changes in fair value of MSRs. See Note 17 (Derivatives) for additional discussion and detail.